Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 21,838,471	$ 1,264,463
Restricted cash		6,311,630	8,096,121
Accounts receivable, net		9,941,071	28,992,149
Notes receivable		3,309,930	2,381,940
Inventories, net		24,110,221	17,660,390
Prepaid expenses and other current assets		5,969,432	4,073,702
TOTAL CURRENT ASSETS		72,243,229	63,010,873
NON-CURRENT ASSETS
Long-term prepayments and other non-current assets		2,639,707	3,039,185
Plant, property and equipment, net		63,945,861	60,503,274
Land use rights, net		13,118,020	9,197,978
Intangible assets, net		217,303	71,909
Long-term investments, net		2,246,308	2,007,957
Finance lease right-of-use assets		2,026,021	5,191,856
TOTAL NON-CURRENT ASSETS		84,193,220	80,012,159
TOTAL ASSETS		156,436,449	143,023,032
CURRENT LIABILITIES
Accounts payable		36,814,691	49,959,735
Note payable		5,766,157	16,091,959
Short-term loan		5,862,922	1,643,993
Deferred revenue		1,525,314	1,809,366
Deferred government subsidy		3,645,737	3,049,607
Income taxes payable		505,150	491,745
Finance lease liabilities, current		336,191	1,603,694
Long-term loan, current		29,375,697	485,556
Long-term payable, current		298,996	3,231,126
Consideration payable, current		1,397,337	801,866
Advance of subscription payment		9,709,571
Accrued expenses and other current liabilities		3,262,986	3,391,157
TOTAL CURRENT LIABILITIES		100,665,426	86,756,609
NON-CURRENT LIABILITIES
Long-term loan, non-current		39,559,052	26,410,701
Finance lease liabilities, non-current			629,053
Long term payable, non-current		122,409	403,726
Consideration payable, non-current			1,338,719
Deferred tax liabilities, net		197,392	189,551
TOTAL NON-CURRENT LIABILITIES		39,878,853	28,971,750
TOTAL LIABILITES		140,544,279	115,728,359
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
Subscription receivable			(100,000)
Additional paid-in capital		45,764,415	32,175,698
Warrant		910,593
Statutory reserves		2,481,963	2,477,940
Accumulated deficits		(58,883,066)	(42,243,463)
Accumulated other comprehensive loss		(2,381,764)	(2,577,144)
TOTAL SHAREHOLDERS’ DEFICIT ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS		(12,103,987)	(10,264,271)
Non-controlling interests		27,996,157	37,558,944
TOTAL EQUITY		15,892,170	27,294,673
TOTAL LIABILITIES AND EQUITY		156,436,449	143,023,032
Class A Ordinary Shares
EQUITY
Ordinary shares value	[1]	3,215	2,041
Class B Ordinary Shares
EQUITY
Ordinary shares value	[1]	657	657
Related Party [Member]
CURRENT ASSETS
Due from related parties		762,474	542,108
CURRENT LIABILITIES
Due to related parties		$ 2,164,677	$ 4,196,805

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).